Restatement of Financial Statements - Schedule of Restated Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets, Current [Abstract]
Accounts receivable	$ 8,637		$ 10,176			$ 4,036
Other current assets	2,150		1,410			185
Total current assets	32,548		45,924			9,704
Natural gas and oil mineral interests, net - successful efforts method	477,633		460,586			155,084
Total assets	518,288		507,138			165,920
Liabilities [Abstract]
Deferred tax liability	0		21,329			0
Total liabilities	107,647		270,722			74,128
Equity:
Accumulated deficit	(55,299)		(15,146)			(11,561)
Total shareholders' equity	375,878	$ 208,977	208,754	$ 155,378	$ 58,450	70,567	$ 81,193
Total liabilities, mezzanine equity and equity	$ 518,288		507,138			$ 165,920
As Previously Reported [Member]
Assets, Current [Abstract]
Accounts receivable			12,848
Other current assets			1,148
Total current assets			48,334
Natural gas and oil mineral interests, net - successful efforts method			461,511
Total assets			510,473
Liabilities [Abstract]
Deferred tax liability			22,109
Total liabilities			271,502
Equity:
Accumulated deficit			(12,591)
Total shareholders' equity			211,309
Total liabilities, mezzanine equity and equity			510,473
Adjustments [Member]
Assets, Current [Abstract]
Accounts receivable			(2,672)
Other current assets			262
Total current assets			(2,410)
Natural gas and oil mineral interests, net - successful efforts method			(925)
Total assets			(3,335)
Liabilities [Abstract]
Deferred tax liability			(780)
Total liabilities			(780)
Equity:
Accumulated deficit			(2,555)
Total shareholders' equity			(2,555)
Total liabilities, mezzanine equity and equity			$ (3,335)